As filed with the Securities and Exchange Commission on October 1, 2007
                                                                                                                                              File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 104	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 104	☒

(Check appropriate box or boxes)

iShares® Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	KEVIN D. SMITH, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BARCLAYS GLOBAL INVESTORS, N.A.
787 SEVENTH AVENUE	1875 K STREET, N.W.	45 FREMONT STREET
NEW YORK, N.Y. 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On November 1, 2007 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until November 1, 2007, the effectiveness of the registration statement for the iShares S&P Asia 50 Index Fund, filed in Post-Effective Amendment No. 74 on March 23, 2007 pursuant to paragraph (a) of Rule 485 under the 1933 Act. The effectiveness of the registration statement of the Fund was delayed in the following filings: Post-Effective Amendment No. 81 on June 5, 2007; Post-Effective Amendment No. 84 on July 3, 2007; Post-Effective Amendment No. 94 on August 2, 2007; and Post-Effective Amendment No. 98 on August 31, 2007, each pursuant to paragraph (b)(1)(iii) of Rule 485 under the 1933 Act. This Post-Effective Amendment No. 104 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 74.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 104 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 1st day of October, 2007.

By:
Michael Latham*
President

Date: October 1, 2007

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 104 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

By:
Lee T. Kranefuss*
Trustee

Date: October 1, 2007

John E. Martinez*
Trustee

Date: October 1, 2007

George G. C. Parker*
Trustee

Date: October 1, 2007

Cecilia H. Herbert*
Trustee

Date: October 1, 2007

Charles A. Hurty*
Trustee

Date: October 1, 2007

John E. Kerrigan*
Trustee

Date: October 1, 2007

Robert H. Silver*
Trustee

Date: October 1, 2007

Michael Latham*
President

Date: October 1, 2007

/s/ Geoffrey D. Flynn
Geoffrey D. Flynn
Treasurer

Date: October 1, 2007

*By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn
Attorney in fact

Date: October 1, 2007

*
     Powers of Attorney, each dated September 18, 2007, for Michael A. Latham, Lee T. Kranefuss, John E. Martinez, George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, and Robert H. Silver are incorporated herein by reference to Post-Effective Amendment No.102 filed October 1, 2007.